INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets, Net (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,200	$ 4,207
Less: accumulated amortization	(2,827)	(1,430)
Finite-Lived Intangible Assets, Net	$ 1,373	$ 2,777